Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have other commitments or guarantees as of December 31, 2021 and 2022.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	373	3,127	453
Prepaid expenses and other current assets	1,317	1,245	181
Amounts due from subsidiaries	25,995	(7,759)	(1,125)
Total current assets	27,685	(3,387)	(491)

Non-current assets
Investments in subsidiaries and consolidated VIE	805,136	1,170,235	169,668

TOTAL ASSETS	832,821	1,166,848	169,177

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	2,414	1,752	254
Warrant liabilities	10,324	166	24
Current portion of contingent consideration – earn-out liability	10,638	4,336	629
Total current liabilities	23,376	6,254	907
Non-current liabilities
Total liabilities	23,376	6,254	907

Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, respectively. 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively

Class A ordinary shares	140,196	396,880	57,542
Class B ordinary shares	13,041	23,896	3,465
Treasury stocks	-	(16,482)	(2,390)
Shares to be issued	128,119	33,923	4,918
Statutory reserves	31,775	39,208	5,685
Retained earnings	479,199	665,099	96,430
Accumulated other comprehensive income	17,115	18,070	2,620
Total shareholder’s equity	809,445	1,160,594	168,270

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	832,821	1,166,848	169,177

PARENT COMPANY STATEMENT OF INCOME

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Equity income of subsidiaries	184,869	267,436	198,340	28,757
General administrative expense and others	1,395	33,473	(21,377)	(3,099)
Research and development expenses	-	13,946	(6,522)	(946)
Change in fair value of warrant liabilities	3,904	16,421	10,776	1,562
Change in fair value of contingent consideration	(14,068)	33,584	13,071	1,895
Net income	176,100	170,012	194,288	28,169
Other comprehensive income - foreign currency translation adjustment	14,802	2,313	955	138
Comprehensive income attributable to the Company’s shareholders	190,902	172,325	195,243	28,307

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash flows from operating activities
Net income	176,100	170,012	194,288	28,169
Equity in earning of subsidiaries	(184,869)	(267,436)	(198,340)	(28,757)
Change in fair value of warrant liabilities	(3,904)	16,421	(10,776)	(1,562)
Change in fair value of contingent consideration	14,068	33,584	(13,071)	(1,895)
Share Based Compensation	-	31,857	11,954	1,733
Changes in operating assets and liabilities
Prepaid expense and other current assets	(392)	(925)	72	10
Accrued expenses and other current liabilities	-	2,414	(662)	(96)
Net cash provided by (used in) operating activities	1,003	(14,073)	(16,535)	(2,398)

Cash flows from financing activities
Due to related parties	(26,590)	14,263	35,771	5,186
Net cash acquired in the reverse recapitalization	32,659	-	(16,482)	(2,390)
Payment of listing costs	(6,924)	-	-	-
Net cash provided by (used in) financing activities	(855)	14,263	19,289	2,796

Net increase in cash and cash equivalents	148	190	2,754	399
Cash and cash equivalents at beginning of the year	35	183	373	54
Cash and cash equivalents at end of the year	183	373	3,127	453